Annual Fund Operating Expenses - ProShares S and P 500 Ex-Financials ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.27%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.27%